RISK MANAGEMENT - Currency, Equity and Fund Risk (Details)	12 Months Ended
Dec. 31, 2025
United States Dollar
RISK MANAGEMENT
Sensitivity Factor	12.49%
Euro
RISK MANAGEMENT
Sensitivity Factor	11.00%
Other currencies
RISK MANAGEMENT
Sensitivity Factor	13.02%
Equity and Fund Risk
RISK MANAGEMENT
Sensitivity Factor	14.70%